Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami
Februry 14, 2025	vedderprice.com
Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)

File Nos. 333-281744 and 811-23997

To the Commission:

On behalf of the Registrant, electronically transmitted herewith for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Post-Effective Amendment No. 1 (Amendment No. 3 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act to register two new series of the Registrant, designated as Tortoise North American Pipeline Fund and Tortoise Global Water Fund. The Registrant intends for this Amendment to become effective on May 2, 2025.

The Registrant is filing additional Post-Effective Amendments to its Registration Statement on Form N-1A (each, together with this Amendment, an “N-1A Amendment”) to register two additional series of the Registrant, designated as Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Fund (together with Tortoise North American Pipeline Fund and Tortoise Global Water Fund, the “New Funds”).

Each New Fund is being formed to acquire the assets of a corresponding series of Managed Portfolio Series that is currently managed by Tortoise Capital Advisors, L.L.C. (“Tortoise Capital”) or an affiliate of Tortoise Capital (each such acquisition, a “reorganization”). In the coming days, the Registrant intends to file Registration Statements on Form N-14 relating to the issuance of shares of the New Funds in connection with the proposed reorganizations. With respect to each New Fund, to the extent the applicable N-1A Amendment and the applicable Form N-14 Registration Statement require disclosure of the same information, the disclosures set forth in the N-1A Amendment are substantially identical to those in the corresponding Form N-14 Registration Statement.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore, and Vedder Price (FL) LLP, which operates in Florida..

U.S. Securities and Exchange Commission

February 14, 2025

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have any questions or comments.

Very truly yours,

/s/ Deborah Bielicke Eades
Deborah Bielicke Eades
Shareholder

cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.